UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin U.S. Small Cap Equity Fund
Class A [LMBAX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$60	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$104,402,579
Total Number of Portfolio Holdings*	291
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Small Cap Equity Fund	PAGE 1	7203-STSR-0825

Franklin U.S. Small Cap Equity Fund
Class C [LMBCX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$96	1.93%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$104,402,579
Total Number of Portfolio Holdings*	291
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Small Cap Equity Fund	PAGE 1	7204-STSR-0825

Franklin U.S. Small Cap Equity Fund
Class FI [LGSCX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$60	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$104,402,579
Total Number of Portfolio Holdings*	291
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Small Cap Equity Fund	PAGE 1	7229-STSR-0825

Franklin U.S. Small Cap Equity Fund
Class I [LMSIX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$45	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$104,402,579
Total Number of Portfolio Holdings*	291
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Small Cap Equity Fund	PAGE 1	7122-STSR-0825

Franklin U.S. Small Cap Equity Fund
Class IS [LMBMX]
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$38	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$104,402,579
Total Number of Portfolio Holdings*	291
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Small Cap Equity Fund	PAGE 1	7053-STSR-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
U.S. Small Cap Equity Fund
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2025
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 2.5%
Diversified Telecommunication Services — 0.3%
Lumen Technologies Inc.	73,703	$322,819 *
Entertainment — 0.4%
Cinemark Holdings Inc.	13,497	407,340
Interactive Media & Services — 1.6%
Bumble Inc., Class A Shares	22,855	150,614 *
Cargurus Inc.	9,416	315,154 *
EverQuote Inc., Class A Shares	19,634	474,750 *
Vimeo Inc.	62,161	251,130 *
Yelp Inc.	13,602	466,141 *
Total Interactive Media & Services		1,657,789
Media — 0.2%
Gannett Co. Inc.	71,231	255,007 *

Total Communication Services		2,642,955
Consumer Discretionary — 9.7%
Automobile Components — 1.0%
Modine Manufacturing Co.	6,869	676,596 *
Patrick Industries Inc.	4,710	434,592
Total Automobile Components		1,111,188
Automobiles — 0.1%
Winnebago Industries Inc.	4,644	134,676
Diversified Consumer Services — 1.4%
American Public Education Inc.	15,945	485,685 *
Frontdoor Inc.	7,997	471,343 *
Perdoceo Education Corp.	14,649	478,876
Total Diversified Consumer Services		1,435,904
Hotels, Restaurants & Leisure — 2.2%
Brinker International Inc.	5,832	1,051,685 *
Cracker Barrel Old Country Store Inc.	629	38,419
Rush Street Interactive Inc.	16,539	246,431 *
Super Group SGHC Ltd.	66,016	724,195
United Parks & Resorts Inc.	4,698	221,511 *
Total Hotels, Restaurants & Leisure		2,282,241
Household Durables — 1.3%
Flexsteel Industries Inc.	4,625	166,639
Hovnanian Enterprises Inc., Class A Shares	2,260	236,283 *
KB Home	5,904	312,735
M/I Homes Inc.	5,442	610,157 *
Total Household Durables		1,325,814
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Leisure Products — 0.3%
JAKKS Pacific Inc.	13,312	$276,623
Specialty Retail — 2.9%
Abercrombie & Fitch Co., Class A Shares	4,537	375,891 *
American Eagle Outfitters Inc.	21,600	207,792
Genesco Inc.	3,244	63,874 *
Group 1 Automotive Inc.	1,635	714,021
ODP Corp.	31,566	572,292 *
Signet Jewelers Ltd.	6,802	541,099
Stitch Fix Inc., Class A Shares	81,472	301,446 *
Urban Outfitters Inc.	4,354	315,839 *
Total Specialty Retail		3,092,254
Textiles, Apparel & Luxury Goods — 0.5%
G-III Apparel Group Ltd.	10,000	224,000 *
Hanesbrands Inc.	61,018	279,462 *
Total Textiles, Apparel & Luxury Goods		503,462

Total Consumer Discretionary		10,162,162
Consumer Staples — 3.5%
Consumer Staples Distribution & Retail — 1.3%
Sprouts Farmers Market Inc.	8,084	1,330,950 *
Food Products — 1.3%
Cal-Maine Foods Inc.	6,037	601,466
Dole PLC	22,886	320,175
Seneca Foods Corp., Class A Shares	4,234	429,455 *
Total Food Products		1,351,096
Personal Care Products — 0.5%
Medifast Inc.	5,677	79,762 *
Nu Skin Enterprises Inc., Class A Shares	40,950	327,191
USANA Health Sciences Inc.	3,800	116,014 *
Total Personal Care Products		522,967
Tobacco — 0.4%
Turning Point Brands Inc.	5,755	436,056

Total Consumer Staples		3,641,069
Energy — 4.2%
Energy Equipment & Services — 0.6%
ChampionX Corp.	12,327	306,203
RPC Inc.	72,596	343,379
Total Energy Equipment & Services		649,582
Oil, Gas & Consumable Fuels — 3.6%
DHT Holdings Inc.	31,324	338,612
Excelerate Energy Inc., Class A Shares	10,505	308,007
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Golar LNG Ltd.	7,045	$290,184
Gulfport Energy Corp.	2,174	437,344 *
Magnolia Oil & Gas Corp., Class A Shares	9,380	210,862
Murphy Oil Corp.	15,695	353,137
Peabody Energy Corp.	15,984	214,505
Riley Exploration Permian Inc.	6,731	176,554
Scorpio Tankers Inc.	4,698	183,832
Talos Energy Inc.	59,988	508,698 *
Teekay Corp. Ltd.	28,042	231,347
Teekay Tankers Ltd., Class A Shares	8,927	372,434
VAALCO Energy Inc.	34,791	125,596
Total Oil, Gas & Consumable Fuels		3,751,112

Total Energy		4,400,694
Financials — 19.2%
Banks — 9.3%
Amalgamated Financial Corp.	8,970	279,864
Associated Banc-Corp.	14,879	362,899
Axos Financial Inc.	8,967	681,851 *
Bancorp Inc.	9,905	564,288 *
Bank of N.T. Butterfield & Son Ltd.	14,836	656,938
BankUnited Inc.	12,529	445,907
BayCom Corp.	6,000	166,260
Central Pacific Financial Corp.	8,998	252,214
CNB Financial Corp.	10,161	232,280
Customers Bancorp Inc.	8,065	473,738 *
Eagle Bancorp Inc.	8,100	157,788
Enterprise Financial Services Corp.	6,103	336,275
First BanCorp	40,440	842,365
First Financial Corp.	5,179	280,650
First Internet Bancorp	3,782	101,736
Guaranty Bancshares Inc.	9,238	392,061
HarborOne Bancorp Inc.	12,000	140,160
HomeTrust Bancshares Inc.	6,278	234,860
Independent Bank Corp. (Massachusetts)	6,491	408,186
Independent Bank Corp. (Michigan)	6,000	194,460
Northeast Community Bancorp Inc.	14,000	325,430
Northfield Bancorp Inc.	15,810	181,499
OFG Bancorp	14,461	618,931
Pathward Financial Inc.	4,586	362,844
Preferred Bank	3,836	331,987
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
ServisFirst Bancshares Inc.	1,366	$105,879
TrustCo Bank Corp.	7,286	243,498
Univest Financial Corp.	10,659	320,196
Total Banks		9,695,044
Capital Markets — 1.0%
Acadian Asset Management Inc.	17,898	630,725
Artisan Partners Asset Management Inc., Class A Shares	9,860	437,094
Total Capital Markets		1,067,819
Consumer Finance — 2.2%
Bread Financial Holdings Inc.	2,877	164,334
Dave Inc.	3,929	1,054,583 *
Enova International Inc.	7,937	885,134 *
Navient Corp.	12,529	176,659
Total Consumer Finance		2,280,710
Financial Services — 4.3%
Banco Latinoamericano de Comercio Exterior SA, Class E Shares	12,810	516,243
Essent Group Ltd.	8,000	485,840
International Money Express Inc.	10,427	105,208 *
Jackson Financial Inc., Class A Shares	10,561	937,711
NMI Holdings Inc.	10,463	441,434 *
Pagseguro Digital Ltd., Class A Shares	35,755	344,678
Radian Group Inc.	26,074	939,186
StoneCo Ltd., Class A Shares	43,841	703,210 *
Total Financial Services		4,473,510
Insurance — 2.2%
Employers Holdings Inc.	6,264	295,536
Enstar Group Ltd.	1,253	421,459 *
Genworth Financial Inc.	78,479	610,567 *
HCI Group Inc.	2,479	377,304
SiriusPoint Ltd.	30,429	620,447 *
Total Insurance		2,325,313
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
TPG RE Finance Trust Inc.	29,410	227,045

Total Financials		20,069,441
Health Care — 15.6%
Biotechnology — 8.1%
ACADIA Pharmaceuticals Inc.	14,252	307,416 *
ADMA Biologics Inc.	20,810	378,950 *
Aeglea BioTherapeutics Inc., CVR	30,064	0 *(a)(b)(c)
Akebia Therapeutics Inc.	36,151	131,590 *
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Alkermes PLC	12,529	$358,455 *
Amicus Therapeutics Inc.	17,541	100,510 *
Arcellx Inc.	4,150	273,278 *
Arcutis Biotherapeutics Inc.	9,169	128,549 *
Ardelyx Inc.	36,890	144,609 *
Arrowhead Pharmaceuticals Inc.	9,928	156,862 *
Aurinia Pharmaceuticals Inc.	18,794	159,185 *
Avidity Biosciences Inc.	4,517	128,283 *
BioCryst Pharmaceuticals Inc.	27,964	250,557 *
Blueprint Medicines Corp.	3,400	435,812 *
CareDx Inc.	9,000	175,860 *
Catalyst Pharmaceuticals Inc.	9,000	195,300 *
Dynavax Technologies Corp.	9,000	89,280 *
Fennec Pharmaceuticals Inc.	9,810	81,423 *
Gyre Therapeutics Inc.	3,364	24,725 *
Halozyme Therapeutics Inc.	8,500	442,170 *
Insmed Inc.	6,114	615,313 *
Ironwood Pharmaceuticals Inc.	19,698	14,127 *
Janux Therapeutics Inc.	2,238	51,698 *
Kiniksa Pharmaceuticals International PLC	9,788	270,834 *
Krystal Biotech Inc.	1,471	202,204 *
Kymera Therapeutics Inc.	2,176	94,961 *
MannKind Corp.	27,062	101,212 *
MiMedx Group Inc.	26,884	164,261 *
Mirum Pharmaceuticals Inc.	2,547	129,617 *
Myriad Genetics Inc.	6,776	35,981 *
Novavax Inc.	6,432	40,522 *
Nuvalent Inc., Class A Shares	930	70,959 *
Organogenesis Holdings Inc.	17,172	62,850 *
PDL BioPharma Inc.	152,500	9,540 *(a)(b)
Protagonist Therapeutics Inc.	6,748	372,962 *
PTC Therapeutics Inc.	7,373	360,097 *
Puma Biotechnology Inc.	13,965	47,900 *
Rhythm Pharmaceuticals Inc.	4,471	282,522 *
Rigel Pharmaceuticals Inc.	11,580	216,893 *
Soleno Therapeutics Inc.	1,209	101,290 *
Summit Therapeutics Inc.	4,986	106,102 *
TG Therapeutics Inc.	14,051	505,696 *
Twist Bioscience Corp.	4,100	150,839 *
Veracyte Inc.	8,912	240,891 *
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Vericel Corp.	5,648	$240,322 *
XOMA Royalty Corp.	1,774	44,705 *
Total Biotechnology		8,497,112
Health Care Equipment & Supplies — 2.2%
Bioventus Inc., Class A Shares	28,085	185,923 *
Glaukos Corp.	2,463	254,403 *
Inmode Ltd.	40,839	589,715 *
Integer Holdings Corp.	3,529	433,961 *
iRadimed Corp.	3,295	197,008
Lantheus Holdings Inc.	2,350	192,371 *
Semler Scientific Inc.	5,506	213,303 *
Tactile Systems Technology Inc.	18,951	192,163 *
Total Health Care Equipment & Supplies		2,258,847
Health Care Providers & Services — 2.0%
Cross Country Healthcare Inc.	10,180	132,849 *
Ensign Group Inc.	6,859	1,058,069
Hims & Hers Health Inc.	17,768	885,735 *
Surface Oncology Inc., CVR	43,029	4,800 *(a)(b)
Total Health Care Providers & Services		2,081,453
Health Care Technology — 0.3%
HealthStream Inc.	10,035	277,668
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp.	9,768	113,797 *
Niagen Bioscience Inc.	21,277	306,602 *
Total Life Sciences Tools & Services		420,399
Pharmaceuticals — 2.6%
Amneal Pharmaceuticals Inc.	21,000	169,890 *
ANI Pharmaceuticals Inc.	1,410	92,002 *
Assertio Holdings Inc., CVR	62,783	0 *(a)(b)(c)
Collegium Pharmaceutical Inc.	4,000	118,280 *
Corcept Therapeutics Inc.	10,174	746,772 *
Harmony Biosciences Holdings Inc.	7,000	221,200 *
Harrow Inc.	5,435	165,985 *
Innoviva Inc.	20,122	404,251 *
Ligand Pharmaceuticals Inc.	3,500	397,880 *
SIGA Technologies Inc.	35,995	234,687
Supernus Pharmaceuticals Inc.	3,853	121,447 *
Theravance Biopharma Inc.	7,847	86,552 *
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Tvardi Therapeutics Inc.	290	$6,766 *
Total Pharmaceuticals		2,765,712

Total Health Care		16,301,191
Industrials — 19.1%
Aerospace & Defense — 1.3%
Ducommun Inc.	5,016	414,472 *
Leonardo DRS Inc.	20,079	933,272
Total Aerospace & Defense		1,347,744
Building Products — 0.4%
Tecnoglass Inc.	4,980	385,253
Commercial Services & Supplies — 1.3%
ABM Industries Inc.	7,219	340,809
Cimpress PLC	3,788	178,036 *
Deluxe Corp.	13,811	219,733
Interface Inc.	18,386	384,819
Steelcase Inc., Class A Shares	25,669	267,728
Total Commercial Services & Supplies		1,391,125
Construction & Engineering — 2.4%
Argan Inc.	4,097	903,307
Limbach Holdings Inc.	5,930	830,793 *
Tutor Perini Corp.	15,222	712,085 *
Total Construction & Engineering		2,446,185
Electrical Equipment — 5.9%
Allient Inc.	6,542	237,540
American Superconductor Corp.	26,043	955,518 *
Atkore Inc.	9,043	637,984
Bloom Energy Corp., Class A Shares	34,619	828,086 *
EnerSys	5,613	481,427
LSI Industries Inc.	19,079	324,534
NEXTracker Inc., Class A Shares	16,695	907,707 *
Powell Industries Inc.	2,859	601,677
Shoals Technologies Group Inc., Class A Shares	108,610	461,592 *
Thermon Group Holdings Inc.	9,652	271,028 *
Vicor Corp.	10,607	481,133 *
Total Electrical Equipment		6,188,226
Machinery — 2.7%
Blue Bird Corp.	12,000	517,920 *
Briggs & Stratton Corp., Escrow	158,200	0 *(a)(b)(c)
Mayville Engineering Co. Inc.	15,008	239,528 *
Mueller Industries Inc.	8,315	660,793
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
REV Group Inc.	11,249	$535,340
Terex Corp.	9,416	439,633
Watts Water Technologies Inc., Class A Shares	1,808	444,569
Total Machinery		2,837,783
Marine Transportation — 0.9%
Costamare Inc.	56,910	518,450
Matson Inc.	4,000	445,400
Total Marine Transportation		963,850
Passenger Airlines — 0.8%
SkyWest Inc.	8,466	871,744 *
Professional Services — 1.3%
ExlService Holdings Inc.	8,678	380,009 *
IBEX Holdings Ltd.	19,819	576,733 *
Upwork Inc.	25,275	339,696 *
Total Professional Services		1,296,438
Trading Companies & Distributors — 2.1%
Applied Industrial Technologies Inc.	2,464	572,757
BlueLinx Holdings Inc.	5,192	386,181 *
DNOW Inc.	46,210	685,294 *
MRC Global Inc.	36,623	502,101 *
Total Trading Companies & Distributors		2,146,333

Total Industrials		19,874,681
Information Technology — 13.6%
Communications Equipment — 0.9%
Extreme Networks Inc.	20,258	363,631 *
NETGEAR Inc.	19,717	573,173 *
Total Communications Equipment		936,804
Electronic Equipment, Instruments & Components — 3.1%
Badger Meter Inc.	2,071	507,291
Bel Fuse Inc., Class B Shares	5,000	488,450
Benchmark Electronics Inc.	8,592	333,627
Fabrinet	2,016	594,075 *
Insight Enterprises Inc.	2,314	319,529 *
Sanmina Corp.	6,278	614,177 *
ScanSource Inc.	9,696	405,390 *
Total Electronic Equipment, Instruments & Components		3,262,539
IT Services — 0.8%
DigitalOcean Holdings Inc.	9,553	272,834 *
Unisys Corp.	124,839	565,520 *
Total IT Services		838,354
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — 2.2%
Axcelis Technologies Inc.	3,916	$272,906 *
Credo Technology Group Holding Ltd.	9,219	853,587 *
Photronics Inc.	20,927	394,056 *
Rambus Inc.	7,012	448,908 *
SkyWater Technology Inc.	37,500	369,000 *
Total Semiconductors & Semiconductor Equipment		2,338,457
Software — 6.3%
8x8 Inc.	38,372	75,209 *
A10 Networks Inc.	26,891	520,341
ACI Worldwide Inc.	12,832	589,117 *
Adeia Inc.	21,399	302,582
AudioEye Inc.	14,661	170,801 *
Box Inc., Class A Shares	12,529	428,116 *
Commvault Systems Inc.	5,969	1,040,576 *
InterDigital Inc.	3,446	772,697
LiveRamp Holdings Inc.	9,880	326,435 *
Olo Inc., Class A Shares	41,838	372,358 *
Progress Software Corp.	6,305	402,511
Qualys Inc.	3,977	568,194 *
Weave Communications Inc.	26,000	216,320 *
Yext Inc.	31,324	266,254 *
Zeta Global Holdings Corp., Class A Shares	31,188	483,102 *
Total Software		6,534,613
Technology Hardware, Storage & Peripherals — 0.3%
Turtle Beach Corp.	16,472	227,808 *
Xerox Holdings Corp.	16,600	87,482
Total Technology Hardware, Storage & Peripherals		315,290

Total Information Technology		14,226,057
Materials — 5.4%
Chemicals — 1.7%
Cabot Corp.	5,121	384,075
Core Molding Technologies Inc.	8,000	132,720 *
Hawkins Inc.	4,217	599,236
Kronos Worldwide Inc.	21,785	135,067
Rayonier Advanced Materials Inc.	47,234	181,851 *
Sensient Technologies Corp.	3,994	393,489
Total Chemicals		1,826,438
Metals & Mining — 3.4%
Caledonia Mining Corp. PLC	10,194	196,948
Carpenter Technology Corp.	4,351	1,202,529
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Century Aluminum Co.	10,942	$197,175 *
Commercial Metals Co.	9,002	440,288
Kaiser Aluminum Corp.	3,751	299,705
Olympic Steel Inc.	5,413	176,410
Ryerson Holding Corp.	6,451	139,148
SSR Mining Inc.	49,228	627,165 *
SunCoke Energy Inc.	25,506	219,096
Total Metals & Mining		3,498,464
Paper & Forest Products — 0.3%
Sylvamo Corp.	5,873	294,237

Total Materials		5,619,139
Real Estate — 4.5%
Diversified REITs — 0.2%
American Assets Trust Inc.	11,967	236,348
Health Care REITs — 0.9%
National Health Investors Inc.	5,794	406,275
Sabra Health Care REIT Inc.	30,000	553,200
Total Health Care REITs		959,475
Hotel & Resort REITs — 0.4%
Pebblebrook Hotel Trust	13,602	135,884
Summit Hotel Properties Inc.	45,000	229,050
Total Hotel & Resort REITs		364,934
Industrial REITs — 0.2%
Innovative Industrial Properties Inc.	3,043	168,034
Office REITs — 0.7%
JBG SMITH Properties	21,925	379,302
Piedmont Realty Trust Inc., Class A Shares	18,572	135,390
SL Green Realty Corp.	2,825	174,868
Total Office REITs		689,560
Real Estate Management & Development — 0.6%
Forestar Group Inc.	8,700	174,000 *
Kennedy-Wilson Holdings Inc.	34,316	233,349
Newmark Group Inc., Class A Shares	20,254	246,086
Total Real Estate Management & Development		653,435
Residential REITs — 0.2%
NexPoint Residential Trust Inc.	6,658	221,845
Retail REITs — 0.8%
Curbline Properties Corp.	10,314	235,469
SITE Centers Corp.	15,694	177,499
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Retail REITs — continued
	Tanger Inc.	12,500	$382,250
Total Retail REITs			795,218
Specialized REITs — 0.5%
	Farmland Partners Inc.	47,653	548,486

Total Real Estate			4,637,335
Utilities — 2.0%
Electric Utilities — 0.6%
	Genie Energy Ltd., Class B Shares	8,622	231,760
	Otter Tail Corp.	4,980	383,908
Total Electric Utilities			615,668
Gas Utilities — 0.7%
	Southwest Gas Holdings Inc.	5,667	421,568
	Spire Inc.	4,660	340,133
Total Gas Utilities			761,701
Independent Power and Renewable Electricity Producers — 0.1%
	Ormat Technologies Inc.	1,513	126,729
Water Utilities — 0.6%
	Consolidated Water Co. Ltd.	18,829	565,247

Total Utilities			2,069,345
Total Investments before Short-Term Investments (Cost — $84,126,551)			103,644,069
	Rate
Short-Term Investments — 0.8%
Invesco Treasury Portfolio, Institutional Class (Cost — $822,183)	4.226%	822,183	822,183 (d)
Total Investments — 100.1% (Cost — $84,948,734)			104,466,252
Liabilities in Excess of Other Assets — (0.1)%			(63,673)
Total Net Assets — 100.0%			$104,402,579

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CVR	—	Contingent Value Rights
REIT	—	Real Estate Investment Trust
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2025

Assets:
Investments, at value (Cost — $84,948,734)	$104,466,252
Dividends receivable	77,458
Receivable for Fund shares sold	56,103
Prepaid expenses	46,349
Total Assets	104,646,162
Liabilities:
Fund accounting fees payable	57,050
Payable for Fund shares repurchased	52,000
Investment management fee payable	42,685
Transfer agent fees payable	35,583
Audit and tax fees payable	21,068
Service and/or distribution fees payable	14,929
Trustees’ fees payable	1,718
Accrued expenses	18,550
Total Liabilities	243,583
Total Net Assets	$104,402,579
Net Assets:
Par value (Note 7)	$77
Paid-in capital in excess of par value	83,318,131
Total distributable earnings (loss)	21,084,371
Total Net Assets	$104,402,579
Net Assets:
Class A	$70,820,379
Class C	$827,762
Class FI	$9,482
Class I	$4,446,144
Class IS	$28,298,812
Shares Outstanding:
Class A	5,237,024
Class C	71,969
Class FI	754
Class I	315,671
Class IS	2,090,469
Net Asset Value:
Class A (and redemption price)	$13.52
Class C*	$11.50
Class FI (and redemption price)	$12.58
Class I (and redemption price)	$14.08
Class IS (and redemption price)	$13.54
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$14.31

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2025

Investment Income:
Dividends	$658,748
Less: Foreign taxes withheld	(3,449)
Total Investment Income	655,299
Expenses:
Investment management fee (Note 2)	345,587
Service and/or distribution fees (Notes 2 and 5)	88,464
Transfer agent fees (Notes 2 and 5)	71,624
Registration fees	40,423
Fund accounting fees	33,722
Audit and tax fees	20,818
Legal fees	10,850
Shareholder reports	8,078
Trustees’ fees	2,938
Fees recaptured by investment manager (Note 2)	878
Commitment fees (Note 8)	426
Insurance	292
Custody fees	150
Miscellaneous expenses	6,294
Total Expenses	630,544
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(100,904)
Net Expenses	529,640
Net Investment Income	125,659
Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	1,531,073
Change in Net Unrealized Appreciation (Depreciation) From Investments	362,630
Net Gain on Investments	1,893,703
Increase in Net Assets From Operations	$2,019,362
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2025 (unaudited) and the Year Ended December 31, 2024	2025	2024
Operations:
Net investment income	$125,659	$507,644
Net realized gain	1,531,073	4,136,320
Change in net unrealized appreciation (depreciation)	362,630	4,307,402
Increase in Net Assets From Operations	2,019,362	8,951,366
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(299,049)	(4,006,283)
Decrease in Net Assets From Distributions to Shareholders	(299,049)	(4,006,283)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	8,576,227	17,508,472
Reinvestment of distributions	298,475	3,997,048
Cost of shares repurchased	(8,903,347)	(18,715,117)
Increase (Decrease) in Net Assets From Fund Share Transactions	(28,645)	2,790,403
Increase in Net Assets	1,691,668	7,735,486
Net Assets:
Beginning of period	102,710,911	94,975,425
End of period	$104,402,579	$102,710,911
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.30	$12.59	$11.02	$13.71	$13.09	$12.22
Income (loss) from operations:
Net investment income	0.01	0.05	0.04	0.01	0.04	0.04
Net realized and unrealized gain (loss)	0.25	1.18	1.98	(2.14)	3.84	1.29
Total income (loss) from operations	0.26	1.23	2.02	(2.13)	3.88	1.33
Less distributions from:
Net investment income	—	(0.10)	(0.01)	(0.04)	(0.00)[3]	(0.10)
Net realized gains	(0.04)	(0.42)	(0.44)	(0.52)	(3.26)	(0.36)
Total distributions	(0.04)	(0.52)	(0.45)	(0.56)	(3.26)	(0.46)
Net asset value, end of period	$13.52	$13.30	$12.59	$11.02	$13.71	$13.09
Total return[4]	1.96%	9.62%	18.54%	(15.42)%	30.03%	10.99%
Net assets, end of period (000s)	$70,820	$70,762	$64,794	$56,113	$68,716	$12,128
Ratios to average net assets:
Gross expenses	1.41%[5]	1.41%[6]	1.44%	1.36%	1.32%	1.27%
Net expenses[7,8]	1.20 [5]	1.20 [6]	1.20	1.20	1.19	1.14
Net investment income	0.13 [5]	0.39	0.37	0.08	0.23	0.37
Portfolio turnover rate	19%	53%	34%	31%[9]	39%	37%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2026, but may be terminated at any time by the manager.
These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.36	$10.86	$9.62	$12.10	$11.95	$11.17
Income (loss) from operations:
Net investment loss	(0.03)	(0.04)	(0.04)	(0.07)	(0.12)	(0.04)
Net realized and unrealized gain (loss)	0.21	1.01	1.72	(1.89)	3.53	1.18
Total income (loss) from operations	0.18	0.97	1.68	(1.96)	3.41	1.14
Less distributions from:
Net investment income	—	(0.05)	—	—	—	—
Net realized gains	(0.04)	(0.42)	(0.44)	(0.52)	(3.26)	(0.36)
Total distributions	(0.04)	(0.47)	(0.44)	(0.52)	(3.26)	(0.36)
Net asset value, end of period	$11.50	$11.36	$10.86	$9.62	$12.10	$11.95
Total return[3]	1.59%	8.83%	17.68%	(16.08)%	28.92%	10.16%
Net assets, end of period (000s)	$828	$923	$478	$366	$326	$640
Ratios to average net assets:
Gross expenses	2.13%[4,5]	2.13%[5]	2.14%	2.11%	2.04%	2.05%
Net expenses[6,7]	1.93 [4,5]	1.92 [5]	1.95	1.95	1.95	1.91
Net investment loss	(0.59)[4]	(0.31)	(0.38)	(0.64)	(0.84)	(0.42)
Portfolio turnover rate	19%	53%	34%	31%[8]	39%	37%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.95%. This arrangement is expected to continue until December 31, 2026, but may be terminated at any time by the manager.
These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.38	$11.75	$10.32	$12.86	$12.45	$11.61
Income (loss) from operations:
Net investment income	0.00 [3]	0.05	0.04	0.01	0.00 [3]	0.02
Net realized and unrealized gain (loss)	0.24	1.10	1.84	(2.00)	3.67	1.24
Total income (loss) from operations	0.24	1.15	1.88	(1.99)	3.67	1.26
Less distributions from:
Net investment income	—	(0.10)	(0.01)	(0.03)	—	(0.06)
Net realized gains	(0.04)	(0.42)	(0.44)	(0.52)	(3.26)	(0.36)
Total distributions	(0.04)	(0.52)	(0.45)	(0.55)	(3.26)	(0.42)
Net asset value, end of period	$12.58	$12.38	$11.75	$10.32	$12.86	$12.45
Total return[4]	1.86%	9.66%	18.47%	(15.37)%	29.85%	10.94%
Net assets, end of period (000s)	$9	$27	$20	$18	$23	$18
Ratios to average net assets:
Gross expenses	2.19%[5]	1.62%	1.67%	1.78%	1.77%	1.72%
Net expenses[6,7]	1.20 [5]	1.20	1.20	1.20	1.20	1.20
Net investment income	0.08 [5]	0.42	0.37	0.09	0.03	0.24
Portfolio turnover rate	19%	53%	34%	31%[8]	39%	37%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2026, but may be terminated at any time by the manager.
These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.83	$13.07	$11.43	$14.18	$13.43	$12.52
Income (loss) from operations:
Net investment income	0.03	0.10	0.08	0.05	0.04	0.07
Net realized and unrealized gain (loss)	0.26	1.22	2.05	(2.21)	3.97	1.33
Total income (loss) from operations	0.29	1.32	2.13	(2.16)	4.01	1.40
Less distributions from:
Net investment income	—	(0.14)	(0.05)	(0.07)	(0.00)[3]	(0.13)
Net realized gains	(0.04)	(0.42)	(0.44)	(0.52)	(3.26)	(0.36)
Total distributions	(0.04)	(0.56)	(0.49)	(0.59)	(3.26)	(0.49)
Net asset value, end of period	$14.08	$13.83	$13.07	$11.43	$14.18	$13.43
Total return[4]	2.17%	9.96%	18.81%	(15.10)%	30.22%	11.26%
Net assets, end of period (000s)	$4,446	$2,975	$2,125	$1,555	$2,274	$3,718
Ratios to average net assets:
Gross expenses	1.10%[5,6]	1.11%[6]	1.15%	1.11%	1.03%	1.06%
Net expenses[7,8]	0.90 [5,6]	0.90 [6]	0.90	0.90	0.90	0.90
Net investment income	0.46 [5]	0.71	0.67	0.37	0.27	0.60
Portfolio turnover rate	19%	53%	34%	31%[9]	39%	37%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 0.90%. This arrangement is expected to continue until December 31, 2026, but may be terminated at any time by the manager.
These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.29	$12.57	$11.01	$13.73	$13.07	$12.19
Income (loss) from operations:
Net investment income	0.04	0.11	0.09	0.05	0.07	0.08
Net realized and unrealized gain (loss)	0.25	1.19	1.97	(2.12)	3.85	1.30
Total income (loss) from operations	0.29	1.30	2.06	(2.07)	3.92	1.38
Less distributions from:
Net investment income	—	(0.16)	(0.06)	(0.13)	(0.00)[3]	(0.14)
Net realized gains	(0.04)	(0.42)	(0.44)	(0.52)	(3.26)	(0.36)
Total distributions	(0.04)	(0.58)	(0.50)	(0.65)	(3.26)	(0.50)
Net asset value, end of period	$13.54	$13.29	$12.57	$11.01	$13.73	$13.07
Total return[4]	2.18%	10.17%	18.95%	(14.92)%	30.38%	11.47%
Net assets, end of period (000s)	$28,299	$28,023	$27,559	$43,150	$118,348	$122,658
Ratios to average net assets:
Gross expenses	0.95%[5]	0.96%	0.94%	0.88%	0.84%	0.89%
Net expenses[6,7]	0.75 [5]	0.75	0.75	0.75	0.75	0.75
Net investment income	0.58 [5]	0.83	0.78	0.39	0.46	0.76
Portfolio turnover rate	19%	53%	34%	31%[8]	39%	37%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for
Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.
These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin U.S. Small Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The

Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$16,286,851	—	$14,340	$16,301,191
Industrials	19,874,681	—	0 *	19,874,681
Other Common Stocks	67,468,197	—	—	67,468,197
Total Long-Term Investments	103,629,729	—	14,340	103,644,069
Short-Term Investments†	822,183	—	—	822,183
Total Investments	$104,451,912	—	$14,340	$104,466,252

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of

Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(g) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is
Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. To the extent FTFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, FTFA pays Franklin Advisers monthly the entire management fee it receives from the Fund, net of any fees paid to Western Asset. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.30%, 2.05%, 1.30%, 1.00% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent.
As a result of voluntary expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short

Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets did not exceed 1.20%, 1.95%, 1.20% and 0.90% for Class A, Class C, Class FI and Class I shares, respectively. These arrangements are expected to continue until December 31, 2026, but may be terminated at any time by FTFA.
During the six months ended June 30, 2025, fees waived and/or expenses reimbursed amounted to $100,904.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires December 31, 2025	$95,430	$411	$109	$2,876	$93,420
Expires December 31, 2026	134,801	747	84	4,198	69,411
Expires December 31, 2027	140,994	1,492	105	4,949	56,365
Expires December 31, 2028	69,054	877	52	3,814	27,107
Total fee waivers/expense reimbursements subject to recapture	$440,279	$3,527	$350	$15,837	$246,303
For the six months ended June 30, 2025, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

	Class C	Class I
FTFA recaptured	$1	$877
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended
Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
June 30, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $3,586 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended June 30, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$9,012	—
CDSCs	—	$51
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Until distributed in accordance with the Plan, deferred amounts remain in the Fund and are included in Trustees’ fees payable on the Statement of Assets and Liabilities. In May 2015, the Board approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
As of June 30, 2025, Franklin Resources and its affiliates owned 26% of the Fund.
3. Investments
During the six months ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$18,400,397
Sales	18,432,399

Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

At June 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$85,043,086	$29,230,655	$(9,807,489)	$19,423,166
4. Derivative instruments and hedging activities
During the six months ended June 30, 2025, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$84,088	$68,702
Class C	4,363	775
Class FI	13	52
Class I	—	1,924
Class IS	—	171
Total	$88,464	$71,624
For the six months ended June 30, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$69,053
Class C	878
Class FI	52
Class I	3,813
Class IS	27,108
Total	$100,904
Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
6. Distributions to shareholders by class

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Net Investment Income:
Class A	—	$496,695
Class C	—	3,370
Class FI	—	200
Class I	—	25,997
Class IS	—	320,195
Total	—	$846,457
Net Realized Gains:
Class A	$202,825	$2,180,201
Class C	2,929	32,740
Class FI	29	895
Class I	12,356	86,425
Class IS	80,910	859,565
Total	$299,049	$3,159,826
7. Shares of beneficial interest
At June 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	344,865	$4,424,914	914,356	$12,302,745
Shares issued on reinvestment	15,525	202,442	193,076	2,670,516
Shares repurchased	(442,184)	(5,654,150)	(935,807)	(12,437,829)
Net increase (decrease)	(81,794)	$(1,026,794)	171,625	$2,535,432
Class C
Shares sold	15,605	$158,769	55,893	$631,222
Shares issued on reinvestment	264	2,929	3,051	36,110
Shares repurchased	(25,149)	(270,794)	(21,692)	(237,401)
Net increase (decrease)	(9,280)	$(109,096)	37,252	$429,931

Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class FI
Shares sold	—	—	792	$9,714
Shares issued on reinvestment	2	$29	85	1,095
Shares repurchased	(1,455)	(18,399)	(380)	(4,846)
Net increase (decrease)	(1,453)	$(18,370)	497	$5,963
Class I
Shares sold	148,668	$1,987,700	96,310	$1,358,066
Shares issued on reinvestment	896	12,165	7,604	109,567
Shares repurchased	(48,960)	(656,504)	(51,384)	(709,862)
Net increase	100,604	$1,343,361	52,530	$757,771
Class IS
Shares sold	162,065	$2,004,844	238,383	$3,206,725
Shares issued on reinvestment	6,200	80,910	85,338	1,179,760
Shares repurchased	(186,697)	(2,303,500)	(406,777)	(5,325,179)
Net decrease	(18,432)	$(217,746)	(83,056)	$(938,694)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2025.
9. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is
Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
10. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin U.S. Small Cap Equity Fund 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Franklin U.S. Small Cap Equity Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting of the Board of Trustees of Legg Mason Global Asset Management Trust (the “Trust”) held on May 6-7, 2025, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin U.S. Small Cap Equity Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2025 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the

Franklin U.S. Small Cap Equity Fund

Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
Franklin U.S. Small Cap Equity Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as small-cap core funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2024 was below the median performance of the funds in the Performance Universe for the 1- and 10-year periods and above the median performance of the funds in the Performance Universe for the 3- and 5-year periods. The Board noted the explanations from the Manager and the Sub-Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.

Franklin U.S. Small Cap Equity Fund

Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board also noted that the compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional separate and commingled accounts, retail managed accounts, and third-party sub-advised funds.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of funds consisting of 17 small-cap core funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of small-cap core funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was below the median of management fees payable by the funds in the Expense Group and
Franklin U.S. Small Cap Equity Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
that the Fund’s Actual Management Fee was below the median of management fees paid by the funds in the Expense Group and below the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was below the median of the total expense ratios of the funds in the Expense Group and approximately equivalent to the median of the actual total expense ratios of the funds in the Expense Universe. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2026.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin U.S. Small Cap Equity Fund

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Franklin
U.S. Small Cap Equity Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin U.S. Small Cap Equity Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
Franklin U.S. Small Cap Equity Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin U.S. Small Cap Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90190-SFSOI 8/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2025